UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-3734



                             EuroPacific Growth Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: March 31, 2005

                  Date of reporting period: September 30, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                           Kirkpatrick & Lockhart LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

EUROPACIFIC GROWTH FUND

[photo of a night scene in Tokyo's Shinjuku district]

Semi-annual report for the six months ended September 30, 2004

EUROPACIFIC GROWTH FUND(R) seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. About half of the world's investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2004:

Class A shares                                                               1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                                        +13.30%          +1.21%            +7.86%

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

[black and white photo of a night scene in Tokyo's Shinjuku district]

FELLOW SHAREHOLDERS:

During the first half of EuroPacific Growth Fund's fiscal year, international markets lost much of the steam that fueled the results we reported to you at the end of March. For the six months ended September 30, 2004, your fund declined 1.4%.

The fund's return slightly lagged the average of its international fund peers, which was -1.0%, as measured by Lipper. It also trailed the slight 0.2% gain posted by the unmanaged MSCI EAFE(R) (Europe, Australasia, Far East) Index, which has no expenses. The widely reported Standard & Poor's 500 Composite Index, which is a proxy for the broader U.S. market, declined 0.2% for the period. We offer this to you by way of comparison.

Lackluster as this set of returns is, we remind you that it reflects a short-term period. The table below highlights the benefits of keeping a long-term perspective. As you can see, for the 12 months ended September 30, EuroPacific outpaced one of its two relevant benchmarks. Over longer, more meaningful periods of time, the fund has maintained an advantage over both.

A GLIMPSE AT GLOBAL MARKETS

Six months ago, global markets were keeping pace with one of the most rapid economic growth periods of the past two decades. The technology sector was reinvigorated, consumer demand was on the rise, interest rates and inflation remained low, and companies that had earlier pursued restructuring efforts increased their profits. Investors were pleased and reacted by bidding up prices. In the months since, many markets have remained within their trading ranges as investors have reacted to fresh concerns about the war in Iraq, the rising cost of oil and interest rates that are once again trending upward.

[Begin Sidebar]
RESULTS AT A GLANCE (through September 30, 2004, with all distributions reinvested)

                                                        Total return            Average annual total returns

                                                           1 year            5 years     10 years      Lifetime*

EuroPacific Growth Fund                                    +20.2%             +2.4%        +8.5%       +12.9%
MSCI EAFE(R) (Europe, Australasia,
     Far East) Index(1)                                    +22.5              -0.5         +4.3        +10.4
Lipper international funds average(2)                      +19.6              +0.0         +5.1        +10.2

*Since April 16, 1984
(1) The index is unmanaged.
(2) Source: Lipper. Figures do not reflect the effect of sales charges. [End Sidebar]

In Europe, where markets fared better than in Asia, U.S.-based investors enjoyed the benefit of an appreciating euro (+1.0%). Not true in Asia, however, where our largest currency exposure, the yen, declined 5.2% on the dollar for the six months ended September 30, trimming fund returns for shareholders. Europe's largest markets -- France, Germany and the United Kingdom -- posted returns* of 4.1%, 2.3% and 4.3%, respectively, in U.S. dollar terms. At the same time, returns for the largest Asia-Pacific markets were mixed, with Japan (-11.0%) and South Korea (-11.1%) losing ground, and others such as Australia (3.4%) and Canada (5.8%) up for the period.

*Country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.

IT'S ABOUT THE COMPANIES

While we think calling out individual country returns is helpful for you to understand our sometimes-rocky investment landscape, we nonetheless want to remind you that we invest in companies, not countries. When assembling a portfolio, EuroPacific's investment professionals do the fundamental research necessary to evaluate a stock's individual merits, including its long-term potential.

Stock selection has both helped us and hurt us. Among the fund's 10 largest holdings for the six-month period, six increased in value, three of which recorded impressive double-digit returns: Sanofi-Aventis, a French drug manufacturer; Cia Vale do Rio Doce, a Brazilian iron exporter; and Novo Nordisk, a Danish pharmaceutical maker. Four others declined: AstraZeneca, the global drug powerhouse; France Telecom, that country's leading Internet and telecom provider; Nestle, the world's largest food manufacturer; and Telefonica, the Spanish phone company. If you quickly peruse this list, you'll note that returns, either favorable or unfavorable, spanned several industries and geographic regions.

FOCUSED ON THE LONG TERM

During the past six months, EuroPacific has enjoyed continued growth, with net assets having risen by nearly 5% and more than 120,000 new shareholder accounts. We welcome those of you who have recently joined.

Looking ahead, we feel the fund will be well served by investment opportunities in both Europe and Asia where we're currently finding a lot of value. For example, telecommunication stocks in Europe, which look reasonably priced on an absolute basis, look even more valuable in relation to the interest rates of bonds or cash. These companies are paying dividends and buying back their stock at a fairly rapid rate, which, over time, will propel earnings. We've positioned the fund to take advantage of these opportunities by increasing the portfolio's telecommunications holdings to more than 13% of net assets during the period. In the financial sector, where we're finding stocks valued at considerable discounts to their U.S. counterparts, we increased our exposure to more than 18% of net assets.

[Begin Sidebar]
WHERE THE FUND'S ASSETS ARE INVESTED (by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.*

                                               EuroPacific                    EAFE
                                                Growth Fund                  Index+
                                       (9/30/2004)        (3/31/2004)       (9/30/2004)
Europe
United Kingdom                            12.4%             13.4%             25.5%
France                                     6.9               4.7               9.3
Netherlands                                6.0               7.9               4.7
Germany                                    5.0               3.9               6.8
Switzerland                                3.6               4.0               7.0
Norway                                     2.5               2.1               0.6
Spain                                      2.2               2.2               3.6
Denmark                                    1.5               1.6               0.8
Ireland                                    1.5               1.6               0.8
Italy                                      1.0               0.9               3.9
Belgium                                    0.9               0.7               1.3
Sweden                                     0.7               0.8               2.5
Austria                                    0.6               0.6               0.3
Hungary                                    0.6               0.3                --
Finland                                    0.5               0.5               1.4
Other Europe                               0.9               1.1               0.9
                                          46.8%             46.3%             69.4%

Pacific Basin
Japan                                     19.2              21.5              22.4
South Korea                                5.5               5.5                --
Canada                                     3.6               4.1                --
Australia                                  3.5               3.8               5.3
Mexico                                     2.5               2.7                --
Taiwan                                     2.4               2.7                --
Hong Kong                                  0.8               0.6               1.7
China                                      0.5               0.5                --
Other Pacific Basin                        0.9               1.0               1.2
                                          38.9%             42.4%             30.6%

Other
Brazil                                     2.3               2.4                --
Other countries                            2.5               1.5                --
                                           4.8%              3.9%               --

Cash & equivalents                         9.5%              7.4%               --

Total                                    100.0%            100.0%            100.0%

*A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
+ Weighted by market capitalization.
[End Sidebar]

Asia remains more difficult to predict, but we are sanguine. Markets there have enjoyed a lot of bullishness yet have been challenged by swings in investor sentiment. In Japan, where 19.2% of your fund's assets were invested at the end of this reporting period, investors are hopeful of fundamental structural changes and buoyed by valuations that are at multi-year lows. In China, officials have been worried that an overheated economy could lead to runaway inflation and have taken steps to moderate growth. As a result, investors have grown disenchanted and opportunities are contracting in the short term, yet we believe longer term growth will continue at a brisk pace. By comparison, the Indian economy as a whole continues to disappoint but our analysts are finding opportunities in industries such as technology and pharmaceuticals, which are growing thanks to the subcontinent's budding consumer base.

One thing is certain: About half of the world's investment opportunities continue to be found beyond U.S. borders. Our goal is to make sure you, as a shareholder in the fund, are able to participate in the very best of those opportunities. Our six portfolio counselors and more than 30 global research analysts work together toward this goal each and every day.

Despite inevitable periods of volatility in the global marketplace, EuroPacific Growth Fund has served its shareholders well over the years. Since its inception on April 16, 1984, the fund has produced an average annual total return of 12.9%.

We hope that EuroPacific Growth Fund continues to be an integral part of your overall financial plan, and we thank you for sharing our long-term perspective.

Cordially,

/s/ Gina H. Despres                 /s/ Mark Denning

Gina H. Despres                     Mark Denning
Chairman of the Board               President

November 8, 2004

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended September 30, 2004:                                                 1 year          Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                        +14.35%            -4.26%(1)
Not reflecting CDSC                                                                           +19.35%            -3.89%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +18.21%            +3.06%(2)
Not reflecting CDSC                                                                           +19.21%            +3.06%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +20.10%            +3.89%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +13.20%            +6.35%(4)
Not reflecting maximum sales charge                                                           +20.11%            +8.79%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                     +14.05%            +7.27%(5)
Not reflecting CDSC                                                                           +19.05%            +8.63%(5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                              +18.09%            +7.84%(4)
Not reflecting CDSC                                                                           +19.09%            +7.84%(4)

CLASS 529-E SHARES(3)                                                                         +19.71%            +6.45%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +20.02%           +19.12%(7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-C shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


INVESTMENT PORTFOLIO, September 30, 2004                              unaudited

Beginning with this report, a summary portfolio, approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

LARGEST INDUSTRY SECTOR HOLDINGS (percent of net assets)
[begin pie chart]

Financials 18.45%
Consumer discretionary 13.90%
Telecommunication services 13.44%
Health care 9.68%
Information technology 8.12%
Other industries 26.93%
Cash & equivalents 9.48%
[end pie chart]

                                                                                        Shares        Market        Percent
                                                                                                       value         of net
COMMON STOCKS  - 90.41%                                                                                (000)         assets

FINANCIALS  - 18.43%
HSBC Holdings PLC (Hong Kong)                                                       18,422,589      $293,015
HSBC Holdings PLC (United Kingdom)                                                  17,107,944       271,806           1.29%
Mitsui Sumitomo Insurance Co., Ltd.                                                 63,363,000       523,990           1.19
ING Groep NV                                                                        20,631,854       520,947           1.19
Kookmin Bank  (1)                                                                   13,354,720       422,919            .96
ABN AMRO Holding NV                                                                 16,723,294       380,073            .87
UFJ Holdings, Inc.  (1)                                                                 82,791       363,792            .83
Societe Generale                                                                     4,092,000       362,286            .83
Bayerische Hypo- und Vereinsbank AG  (1)                                            17,906,700       343,998            .78
Royal Bank of Scotland Group PLC                                                     9,170,000       265,133            .60
Other securities                                                                                   4,333,152           9.89
                                                                                                   8,081,111          18.43

CONSUMER DISCRETIONARY  - 13.90%
News Corp. Ltd., preferred                                                          38,551,725       304,935
News Corp. Ltd., preferred (ADR)                                                     2,113,400        66,213
News Corp. Ltd. (ADR)                                                                1,477,300        48,559
News Corp. Ltd.                                                                      3,987,086        33,073           1.03
Honda Motor Co., Ltd.                                                                8,205,100       398,610            .91
Cie. Financiere Richemont AG, units, Class A                                        13,491,772       374,140            .85
Continental AG                                                                       6,758,800       367,602            .84
Suzuki Motor Corp.                                                                  18,215,000       298,778            .68
Toyota Motor Corp.                                                                   7,512,600       288,420            .66
Industria de Diseno Textil, SA                                                      11,056,468       273,401            .62
Other securities                                                                                   3,641,116           8.31
                                                                                                   6,094,847          13.90

TELECOMMUNICATION SERVICES  - 13.44%
Vodafone Group PLC                                                                 359,665,890       861,702           1.96
France Telecom, SA                                                                  23,873,000       595,071           1.36
Telefonica, SA                                                                      35,918,705       537,823           1.23
Royal KPN NV                                                                        61,231,300       458,799           1.05
KDDI Corp.                                                                              79,948       389,121            .89
KT Corp. (ADR)                                                                      10,687,880       193,130
KT Corp.                                                                             3,807,590       123,226            .72
SK Telecom Co., Ltd. (ADR)                                                          15,568,650       302,810            .69
America Movil SA de CV, Series L (ADR)                                               6,337,600       247,357
America Movil SA de CV, Series L                                                     7,180,000        14,026            .60
Telekom Austria AG                                                                  17,878,426       250,593            .57
Other securities                                                                                   1,916,425           4.37
                                                                                                   5,890,083          13.44

HEALTH CARE  - 9.68%
Sanofi-Aventis                                                                      14,055,887     1,020,005           2.33
AstraZeneca PLC (Sweden)                                                            11,756,617       486,198
AstraZeneca PLC (United Kingdom)                                                     4,863,000       199,542           1.56
Novo Nordisk A/S, Class B                                                           10,165,650       556,947           1.27
UCB NV                                                                               7,294,700       388,591            .89
Elan Corp., PLC (ADR)  (1)                                                          14,879,200       348,173            .79
Shionogi & Co., Ltd.                                                                17,546,000       252,048            .57
Other securities                                                                                     993,846           2.27
                                                                                                   4,245,350           9.68

INFORMATION TECHNOLOGY  - 8.12%
Hon Hai Precision Industry Co., Ltd.                                                93,100,609       320,659            .73
Rohm Co., Ltd.                                                                       2,921,000       294,438            .67
Taiwan Semiconductor Manufacturing Co. Ltd.                                        228,579,895       291,360            .66
Samsung Electronics Co., Ltd.                                                          675,980       268,982            .61
Murata Manufacturing Co., Ltd.                                                       5,442,600       262,425            .60
Other securities                                                                                   2,122,975           4.85
                                                                                                   3,560,839           8.12

CONSUMER STAPLES  - 7.35%
Nestle SA                                                                            2,420,000       555,518           1.27
Koninklijke Ahold NV  (1)                                                           61,513,332       392,883            .90
Unilever PLC                                                                        31,915,989       260,041            .59
Other securities                                                                                   2,010,737           4.59
                                                                                                   3,219,179           7.35

ENERGY  - 7.31%
"Shell" Transport and Trading Co., PLC                                              45,620,000       335,126
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                   2,175,000        96,809
Royal Dutch Petroleum Co.                                                            2,400,000       123,673
Royal Dutch Petroleum Co. (New York registered)                                      1,000,000        51,600           1.38
Canadian Natural Resources, Ltd.                                                    11,025,400       441,821           1.01
Norsk Hydro ASA                                                                      5,370,000       391,656
Norsk Hydro ASA (ADR)                                                                  250,000        18,310            .93
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                        9,110,250       321,136            .73
SK Corp.                                                                             6,140,000       283,262            .65
Other securities                                                                                   1,141,137           2.61
                                                                                                   3,204,530           7.31

MATERIALS  - 5.61%
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                    15,486,900       347,991
Cia. Vale do Rio Doce, preferred nominative, Class A                                15,095,400       289,240           1.45
Other securities                                                                                   1,823,281           4.16
                                                                                                   2,460,512           5.61

INDUSTRIALS  - 3.96%
Asahi Glass Co., Ltd.                                                               38,439,000       350,749            .80
Other securities                                                                                   1,384,366           3.16
                                                                                                   1,735,115           3.96

UTILITIES  - 2.61%
National Grid Transco PLC                                                           35,941,000       303,579            .69
E.ON AG                                                                              3,655,000       269,777            .61
Scottish Power PLC                                                                  34,803,300       266,385            .61
Other securities                                                                                     306,036            .70
                                                                                                   1,145,777           2.61


TOTAL COMMON STOCKS (cost: $33,101,337,000)                                                       39,637,343          90.41


RIGHTS AND WARRANTS  - 0.02%

FINANCIALS  - 0.02%
ING Groep NV, warrants, expire 2008  (1)                                             1,730,000         6,406            .02


TOTAL RIGHTS AND WARRANTS (cost: $46,430,000)                                                          6,406            .02


CONVERTIBLE SECURITIES  - 0.09%

TOTAL CONVERTIBLE SECURITIES (cost: $29,115,000)                                                      38,116            .09



                                                                                     Principal        Market        Percent
                                                                                        amount         value         of net
SHORT-TERM SECURITIES  - 9.63%                                                           (000)         (000)         assets


Amsterdam Funding Corp. 1.61%-1.62% due 10/6 - 10/27/2004 (2)                         $100,000        99,919            .23
American Honda Finance Corp. 1.55%-1.76% due 10/6 - 11/16/2004                         100,000        99,845            .23
Societe Generale 1.60%-1.61% due 10/22 - 10/26/2004                                     80,000        80,000            .18
Shell Finance (U.K.) PLC 1.60%-1.70% due 10/29 - 11/10/2004                             79,300        79,178            .18
ING (U.S.) Funding LLC 1.695%-1.71% due 11/9 - 11/29/2004                               68,000        67,848            .16
Nestle Capital Corp. 1.56% due 11/3/2004 (2)                                            50,000        49,923            .11
Other securities                                                                                   3,745,775           8.54
                                                                                                   4,222,488           9.63


TOTAL SHORT-TERM SECURITIES (cost: $4,222,706,000)                                                 4,222,488           9.63


TOTAL INVESTMENT SECURITIES (cost: $37,399,588,000)                                               43,904,353         100.15
New Taiwanese Dollar (cost: $13,667,000)                                            NT$462,060        13,602            .03
OTHER ASSETS LESS LIABILITIES                                                                        (77,675)         (0.18)

NET ASSETS                                                                                       $43,840,280        100.00%

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $1,154,503,000, which represented 2.63% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at September 30, 2004                         (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $37,399,588)                                                                $43,904,353
 Cash denominated in non-U.S. currencies
  (cost: $13,667)                                                                                                        13,602
 Cash                                                                                                                        42
 Receivables for:
  Sales of investments                                                                   $122,197
  Sales of fund's shares                                                                   90,252
  Open forward currency contracts                                                             553
  Dividends and interest                                                                   90,824                       303,826
                                                                                                                     44,221,823
LIABILITIES:
 Payables for:
  Purchases of investments                                                                304,668
  Repurchases of fund's shares                                                             44,423
  Investment advisory services                                                             14,989
  Services provided by affiliates                                                          13,228
  Deferred Trustees' compensation                                                           1,819
  Other fees and expenses                                                                   2,416                       381,543
NET ASSETS AT SEPTEMBER 30, 2004                                                                                    $43,840,280

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                   $37,454,190
 Undistributed net investment income                                                                                    422,664
 Accumulated net realized loss                                                                                         (542,302)
 Net unrealized appreciation                                                                                          6,505,728
Net assets at September 30, 2004                                                                                    $43,840,280

Shares of beneficial interest issued and outstanding - unlimited shares authorized, 1,380,021 total shares outstanding

                                                                                                                Net asset value
                                                                    Net assets        Shares outstanding           per share(1)

Class A                                                            $32,392,885                 1,017,978                 $31.82
Class B                                                                783,575                    24,917                  31.45
Class C                                                              1,122,721                    35,931                  31.25
Class F                                                              2,889,619                    91,055                  31.73
Class 529-A                                                            132,059                     4,165                  31.71
Class 529-B                                                             29,083                       930                  31.28
Class 529-C                                                             61,070                     1,952                  31.28
Class 529-E                                                              7,962                       253                  31.54
Class 529-F                                                              7,971                       252                  31.67
Class R-1                                                               11,710                       374                  31.33
Class R-2                                                              236,874                     7,568                  31.30
Class R-3                                                            1,498,222                    47,628                  31.46
Class R-4                                                            1,628,041                    51,669                  31.51
Class R-5                                                            3,038,488                    95,349                  31.87

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $33.76 and $33.64, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                               unaudited
for the six months ended September 30, 2004              (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $65,292)                                                                      $537,350
  Interest (net of non-U.S. withholding
            tax of $8)                                                                             23,675                $561,025

 Fees and expenses:
  Investment advisory services                                                                     93,882
  Distribution services                                                                            58,139
  Transfer agent services                                                                          14,708
  Administrative services                                                                           8,104
  Reports to shareholders                                                                           1,030
  Registration statement and prospectus                                                             1,660
  Postage, stationery and supplies                                                                  1,529
  Trustees' compensation                                                                               93
  Auditing and legal                                                                                   97
  Custodian                                                                                         6,765
  State and local taxes                                                                               166
  Other                                                                                               152
  Total expenses before reimbursement/waiver                                                      186,325
   Reimbursement/waiver of expenses                                                                 1,086                 185,239
 Net investment income                                                                                                    375,786

NET REALIZED GAIN AND UNREALIZED
 DEPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                   1,419,678
  Non-U.S. currency transactions                                                                     (682)              1,418,996
 Net unrealized depreciation on:
  Investments                                                                                  (2,343,573)
  Non-U.S. currency translations                                                                   (1,462)             (2,345,035)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                                 (926,039)
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                        $(550,253)

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                    (dollars in thousands)

                                                                                         Six months ended              Year ended
                                                                                            September 30,               March 31,
                                                                                                    2004*                    2004
OPERATIONS:
 Net investment income                                                                           $375,786                $331,493
 Net realized gain on investments and
  non-U.S. currency transactions                                                                1,418,996               1,287,310
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                            (2,345,035)             11,918,654
  Net (decrease) increase in net assets
   resulting from operations                                                                     (550,253)             13,537,457

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                               -                (369,337)

CAPITAL SHARE TRANSACTIONS                                                                      2,502,506               6,043,871

TOTAL INCREASE IN NET ASSETS                                                                    1,952,253              19,211,991

NET ASSETS:
 Beginning of period                                                                           41,888,027              22,676,036
 End of period (including undistributed
  net investment income: $422,664 and $46,878, respectively)                                  $43,840,280             $41,888,027

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales   Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%          None (except 1% for         None
                                             certain redemptions
                                             within one year of
                                             purchase without an
                                             initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero   Classes B and 529-B convert to
                                             for redemptions within     classes A and 529-A,
                                             six years of purchase      respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within  Class C converts to Class F
                                             one year of purchase       after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within  None
                                             one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None                 None                       None
R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2004, there were no non-U.S. taxes paid on realized gains. As of September 30, 2004, there were no non-U.S. taxes provided on unrealized gains.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2004, the cost of investment securities and cash denominated in non-U.S. currencies, excluding forward currency contracts, for federal income tax purposes was $37,595,473,000.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                           $602,664
Accumulated short-term capital losses                                                          (1,703,438)
Undistributed long-term capital gains                                                           1,165,791
Gross unrealized appreciation on investment securities                                          8,045,436
Gross unrealized depreciation on investment securities                                         (1,722,954)
Net unrealized appreciation on investment securities                                            6,322,482

At the beginning of the period, the fund had capital loss carryforwards of $764,548,000 and $1,191,529,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended September 30, 2004, the fund realized, on a tax basis, a net capital gain of $1,418,430,000.

No distributions were paid to shareholders during the six months ended September 30, 2004. For the year ended March 31, 2004, ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                                                 Year ended March 31, 2004
Class A                                                                                      $303,448
Class B                                                                                         3,046
Class C                                                                                         4,508
Class F                                                                                        20,822
Class 529-A                                                                                       829
Class 529-B                                                                                        94
Class 529-C                                                                                       188
Class 529-E                                                                                        42
Class 529-F                                                                                        47
Class R-1                                                                                          40
Class R-2                                                                                         865
Class R-3                                                                                       7,174
Class R-4                                                                                       5,608
Class R-5                                                                                      22,626
Total                                                                                        $369,337

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. During the six months ended September 30, 2004, CRMC reduced investment advisory services fees by $789,000. As a result, the fee shown on the accompanying financial statements of $93,882,000, which was equivalent to an annualized rate of 0.446%, was reduced to $93,093,000, or 0.442% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2004, unreimbursed expenses subject to reimbursement totaled $15,879,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended September 30, 2004, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described on the previous page for the six months ended September 30, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $39,884          $14,393        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          3,741             315          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          5,092          Included             $764               $110            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          3,264          Included            1,958                120            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         86            Included              87                  7                  $ 58
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         131           Included              20                  7                   13
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         273           Included              41                 12                   27
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         18            Included              5                  - *                  4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          9            Included              5                  - *                  3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          51            Included              8                   5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          763           Included             153                 567            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         3,161          Included             948                 753            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4         1,666          Included            1,000                31             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included            1,386                12             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $58,139          $14,708            $6,375             $1,624                $105
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $129,000 in current fees (either paid in cash or deferred) and a net decrease of $36,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                    Sales(1)                Reinvestments of dividends
                                                                           Amount        Shares           Amount        Shares
Six months ended September 30, 2004
Class A                                                               $ 2,729,239        87,106                -             -
Class B                                                                    89,956         2,899                -             -
Class C                                                                   241,143         7,826                -             -
Class F                                                                   648,876        20,784                -             -
Class 529-A                                                                31,026           997                -             -
Class 529-B                                                                 5,475           178                -             -
Class 529-C                                                                13,301           431                -             -
Class 529-E                                                                 1,640            53                -             -
Class 529-F                                                                 2,354            76                -             -
Class R-1                                                                   5,848           190                -             -
Class R-2                                                                  92,483         3,001                -             -
Class R-3                                                                 576,723        18,608                -             -
Class R-4                                                                 684,167        22,053                -             -
Class R-5                                                                 806,437        25,576                -             -
Total net increase (decrease)                                         $ 5,928,668       189,778                -             -

Year ended March 31, 2004
Class A                                                               $ 6,729,056       244,186        $ 283,572         9,662
Class B                                                                   172,143         6,179            2,893            99
Class C                                                                   552,730        19,656            4,341           150
Class F                                                                 1,360,449        49,294           18,145           620
Class 529-A                                                                48,829         1,722              829            28
Class 529-B                                                                10,354           377               94             3
Class 529-C                                                                24,467           872              188             7
Class 529-E                                                                 2,988           106               42             2
Class 529-F                                                                 4,107           146               47             1
Class R-1                                                                   7,318           267               40             1
Class R-2                                                                 137,821         4,975              864            30
Class R-3                                                               1,025,927        36,625            7,172           246
Class R-4                                                               1,052,529        35,921            5,603           192
Class R-5                                                               1,376,667        49,049           21,885           747
Total net increase (decrease)                                        $ 12,505,385       449,375        $ 345,715        11,788




Share class                                                                   Repurchases(1)                  Net increase
                                                                           Amount        Shares           Amount       Shares
Six months ended September 30, 2004
Class A                                                              $ (2,647,097)      (84,737)        $ 82,142        2,369
Class B                                                                   (31,417)       (1,018)          58,539        1,881
Class C                                                                   (43,637)       (1,424)         197,506        6,402
Class F                                                                  (181,322)       (5,828)         467,554       14,956
Class 529-A                                                                (2,159)          (69)          28,867          928
Class 529-B                                                                  (247)           (8)           5,228          170
Class 529-C                                                                (1,185)          (39)          12,116          392
Class 529-E                                                                  (192)           (6)           1,448           47
Class 529-F                                                                  (640)          (20)           1,714           56
Class R-1                                                                  (1,916)          (63)           3,932          127
Class R-2                                                                 (27,719)         (903)          64,764        2,098
Class R-3                                                                (120,885)       (3,913)         455,838       14,695
Class R-4                                                                (153,864)       (4,986)         530,303       17,067
Class R-5                                                                (213,882)       (6,873)         592,555       18,703
Total net increase (decrease)                                        $ (3,426,162)     (109,887)     $ 2,502,506       79,891

Year ended March 31, 2004
Class A                                                              $ (5,566,575)     (207,526)     $ 1,446,053       46,322
Class B                                                                   (54,047)       (1,993)         120,989        4,285
Class C                                                                   (97,414)       (3,656)         459,657       16,150
Class F                                                                  (402,521)      (15,284)         976,073       34,630
Class 529-A                                                                (2,686)          (97)          46,972        1,653
Class 529-B                                                                  (250)           (9)          10,198          371
Class 529-C                                                                (1,105)          (40)          23,550          839
Class 529-E                                                                  (162)           (5)           2,868          103
Class 529-F                                                                  (206)           (7)           3,948          140
Class R-1                                                                  (2,056)          (76)           5,302          192
Class R-2                                                                 (25,887)         (949)         112,798        4,056
Class R-3                                                                (198,298)       (6,992)         834,801       29,879
Class R-4                                                                (149,668)       (5,215)         908,464       30,898
Class R-5                                                                (306,354)      (10,756)       1,092,198       39,040
Total net increase (decrease)                                        $ (6,807,229)     (252,605)     $ 6,043,871      208,558

(1) Includes exchanges between share classes of the fund.

6.       FORWARD CURRENCY CONTRACTS

As of September 30, 2004, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                        (dollars in thousands)

Non-U.S. currency contracts             Contract amount                   U.S. valuations at
                                                                          September 30, 2004


                                      Non-U.S.        U.S.             Amount         Unrealized
                                                                                      appreciation

Sales:
   South African Rand                 ZAR 192,969     $ 30,000         $ 29,447       $553
expiring 1/10/2005

7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,815,483,000 and $5,022,502,000, respectively, during the six months ended September 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended September 30, 2004, the custodian fee of $6,765,000 included $35,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                (Loss) income from investment operations (2)
                                                                                                          Net
                                                              Net asset                         losses) gains
                                                                 value,              Net        on securities    Total from
                                                              beginning       investment       (both realized    investment
                                                              of period           income      and unrealized)    operations
Class A:
 Six months ended 9/30/2004 (5)                                 $32.26              $.29               $(.73)        $(.44)
 Year ended 3/31/2004                                            20.78               .29               11.50         11.79
 Year ended 3/31/2003                                            27.23               .25               (6.46)        (6.21)
 Year ended 3/31/2002                                            28.72               .33               (1.16)         (.83)
 Year ended 3/31/2001                                            44.61               .69              (12.65)       (11.96)
 Year ended 3/31/2000                                            30.21               .34               15.74         16.08
Class B:
 Six months ended 9/30/2004 (5)                                  32.00               .17                (.72)         (.55)
 Year ended 3/31/2004                                            20.65               .08               11.41         11.49
 Year ended 3/31/2003                                            27.09               .07               (6.43)        (6.36)
 Year ended 3/31/2002                                            28.56               .11               (1.14)        (1.03)
 Year ended 3/31/2001                                            44.59               .47              (12.65)       (12.18)
 Period from 3/15/2000 to 3/31/2000                              43.09               .03                1.47          1.50
Class C:
 Six months ended 9/30/2004 (5)                                  31.81               .15                (.71)         (.56)
 Year ended 3/31/2004                                            20.58               .06               11.37         11.43
 Year ended 3/31/2003                                            27.07               .05               (6.42)        (6.37)
 Year ended 3/31/2002                                            28.56               .06               (1.14)        (1.08)
 Period from 3/15/2001 to 3/31/2001                              28.87               .06                (.37)         (.31)
Class F:
 Six months ended 9/30/2004 (5)                                  32.18               .27                (.72)         (.45)
 Year ended 3/31/2004                                            20.75               .27               11.48         11.75
 Year ended 3/31/2003                                            27.23               .24               (6.46)        (6.22)
 Year ended 3/31/2002                                            28.72               .26               (1.11)         (.85)
 Period from 3/15/2001 to 3/31/2001                              29.02               .07                (.37)         (.30)
Class 529-A:
 Six months ended 9/30/2004 (5)                                  32.15               .27                (.71)         (.44)
 Year ended 3/31/2004                                            20.74               .27               11.47         11.74
 Year ended 3/31/2003                                            27.23               .23               (6.45)        (6.22)
 Period from 2/15/2002 to 3/31/2002                              26.02               .11                1.10          1.21
Class 529-B:
 Six months ended 9/30/2004 (5)                                  31.86               .13                (.71)         (.58)
 Year ended 3/31/2004                                            20.61               .02               11.38         11.40
 Year ended 3/31/2003                                            27.21               .02               (6.43)        (6.41)
 Period from 2/19/2002 to 3/31/2002                              25.54               .08                1.59          1.67
Class 529-C:
 Six months ended 9/30/2004 (5)                                  31.86               .13                (.71)         (.58)
 Year ended 3/31/2004                                            20.61               .02               11.39         11.41
 Year ended 3/31/2003                                            27.20               .02               (6.42)        (6.40)
 Period from 2/15/2002 to 3/31/2002                              26.02               .09                1.09          1.18
Class 529-E:
 Six months ended 9/30/2004 (5)                                  32.04               .21                (.71)         (.50)
 Year ended 3/31/2004                                            20.69               .17               11.44         11.61
 Year ended 3/31/2003                                            27.23               .15               (6.44)        (6.29)
 Period from 3/7/2002 to 3/31/2002                               27.39               .06                (.22)         (.16)
Class 529-F:
 Six months ended 9/30/2004 (5)                                  32.13               .25                (.71)         (.46)
 Year ended 3/31/2004                                            20.74               .24               11.48         11.72
 Period from 9/16/2002 to 3/31/2003                              22.67               .16               (1.83)        (1.67)




Financial highlights (1)                                           (continued)


                                                                                (Loss) income from investment operations (2)
                                                                                                          Net
                                                              Net asset                        (losses) gains
                                                                 value,              Net        on securities    Total from
                                                              beginning       investment       (both realized    investment
                                                              of period           income      and unrealized)    operations
Class R-1:
 Six months ended 9/30/2004 (5)                                 $31.89              $.14               $(.70)        $(.56)
 Year ended 3/31/2004                                            20.67               .04               11.41         11.45
 Period from 6/17/2002 to 3/31/2003                              26.26               .06               (5.41)        (5.35)
Class R-2:
 Six months ended 9/30/2004 (5)                                  31.86               .15                (.71)         (.56)
 Year ended 3/31/2004                                            20.64               .05               11.40         11.45
 Period from 5/31/2002 to 3/31/2003                              27.34               .10               (6.55)        (6.45)
Class R-3:
 Six months ended 9/30/2004 (5)                                  31.96               .21                (.71)         (.50)
 Year ended 3/31/2004                                            20.68               .15               11.45         11.60
 Period from 5/21/2002 to 3/31/2003                              27.64               .17               (6.86)        (6.69)
Class R-4:
 Six months ended 9/30/2004 (5)                                  31.95               .27                (.71)         (.44)
 Year ended 3/31/2004                                            20.63               .27               11.41         11.68
 Period from 6/7/2002 to 3/31/2003                               26.69               .22               (6.00)        (5.78)
Class R-5:
 Six months ended 9/30/2004 (5)                                  32.26               .32                (.71)         (.39)
 Year ended 3/31/2004                                            20.78               .35               11.51         11.86
 Period from 5/15/2002 to 3/31/2003                              27.55               .26               (6.74)        (6.48)





Financial highlights (1)


                                                                      Dividends and distributions
                                                             Dividends
                                                             (from net     Distributions               Total     Net asset
                                                            investment     (from capital       dividends and    value, end
                                                               income)            gains)       distributions     of period
Class A:
 Six months ended 9/30/2004 (5)                                    $ -               $ -                 $ -        $31.82
 Year ended 3/31/2004                                             (.31)                -                (.31)        32.26
 Year ended 3/31/2003                                             (.24)                -                (.24)        20.78
 Year ended 3/31/2002                                             (.66)                -                (.66)        27.23
 Year ended 3/31/2001                                             (.19)            (3.74)              (3.93)        28.72
 Year ended 3/31/2000                                             (.29)            (1.39)              (1.68)        44.61
Class B:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.45
 Year ended 3/31/2004                                             (.14)                -                (.14)        32.00
 Year ended 3/31/2003                                             (.08)                -                (.08)        20.65
 Year ended 3/31/2002                                             (.44)                -                (.44)        27.09
 Year ended 3/31/2001                                             (.11)            (3.74)              (3.85)        28.56
 Period from 3/15/2000 to 3/31/2000                                  -                 -                   -         44.59
Class C:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.25
 Year ended 3/31/2004                                             (.20)                -                (.20)        31.81
 Year ended 3/31/2003                                             (.12)                -                (.12)        20.58
 Year ended 3/31/2002                                             (.41)                -                (.41)        27.07
 Period from 3/15/2001 to 3/31/2001                                  -                 -                   -         28.56
Class F:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.73
 Year ended 3/31/2004                                             (.32)                -                (.32)        32.18
 Year ended 3/31/2003                                             (.26)                -                (.26)        20.75
 Year ended 3/31/2002                                             (.64)                -                (.64)        27.23
 Period from 3/15/2001 to 3/31/2001                                  -                 -                   -         28.72
Class 529-A:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.71
 Year ended 3/31/2004                                             (.33)                -                (.33)        32.15
 Year ended 3/31/2003                                             (.27)                -                (.27)        20.74
 Period from 2/15/2002 to 3/31/2002                                  -                 -                   -         27.23
Class 529-B:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.28
 Year ended 3/31/2004                                             (.15)                -                (.15)        31.86
 Year ended 3/31/2003                                             (.19)                -                (.19)        20.61
 Period from 2/19/2002 to 3/31/2002                                  -                 -                   -         27.21
Class 529-C:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.28
 Year ended 3/31/2004                                             (.16)                -                (.16)        31.86
 Year ended 3/31/2003                                             (.19)                -                (.19)        20.61
 Period from 2/15/2002 to 3/31/2002                                  -                 -                   -         27.20
Class 529-E:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.54
 Year ended 3/31/2004                                             (.26)                -                (.26)        32.04
 Year ended 3/31/2003                                             (.25)                -                (.25)        20.69
 Period from 3/7/2002 to 3/31/2002                                   -                 -                   -         27.23
Class 529-F:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.67
 Year ended 3/31/2004                                             (.33)                -                (.33)        32.13
 Period from 9/16/2002 to 3/31/2003                               (.26)                -                (.26)        20.74




Financial highlights (1)       (continued)



                                                             Dividends and distributions
                                                             Dividends
                                                             (from net     Distributions               Total     Net asset
                                                            investment     (from capital       dividends and    value, end
                                                               income)            gains)       distributions     of period
Class R-1:
 Six months ended 9/30/2004 (5)                                    $ -               $ -                 $ -        $31.33
 Year ended 3/31/2004                                             (.23)                -                (.23)        31.89
 Period from 6/17/2002 to 3/31/2003                               (.24)                -                (.24)        20.67
Class R-2:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.30
 Year ended 3/31/2004                                             (.23)                -                (.23)        31.86
 Period from 5/31/2002 to 3/31/2003                               (.25)                -                (.25)        20.64
Class R-3:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.46
 Year ended 3/31/2004                                             (.32)                -                (.32)        31.96
 Period from 5/21/2002 to 3/31/2003                               (.27)                -                (.27)        20.68
Class R-4:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.51
 Year ended 3/31/2004                                             (.36)                -                (.36)        31.95
 Period from 6/7/2002 to 3/31/2003                                (.28)                -                (.28)        20.63
Class R-5:
 Six months ended 9/30/2004 (5)                                      -                 -                   -         31.87
 Year ended 3/31/2004                                             (.38)                -                (.38)        32.26
 Period from 5/15/2002 to 3/31/2003                               (.29)                -                (.29)        20.78




Financial highlights (1)


                                                                           Ratio of expenses        Ratio of expenses       Ratio of
                                                          Net assets,         to average net           to average net     net income
                                                  Total end of period          assets before             assets after     to average
                                              return (3) (in millions)  reimbursement/waiver  reimbursement/waiver(4)     net assets
Class A:
 Six months ended 9/30/2004 (5)                   (1.36)%     $32,393                .84% (6)               .84% (6)       1.84% (6)
 Year ended 3/31/2004                             57.11        32,759                .87                    .87            1.08
 Year ended 3/31/2003                            (23.16)       20,143                .90                    .90            1.06
 Year ended 3/31/2002                             (2.63)       27,765                .88                    .88            1.21
 Year ended 3/31/2001                            (28.02)       28,963                .84                    .84            1.89
 Year ended 3/31/2000                             54.32        38,837                .84                    .84             .93
Class B:
 Six months ended 9/30/2004 (5)                   (1.72)          783               1.59 (6)               1.58 (6)        1.08 (6)
 Year ended 3/31/2004                             55.95           737               1.62                   1.62             .31
 Year ended 3/31/2003                            (23.79)          387               1.68                   1.68             .28
 Year ended 3/31/2002                             (3.34)          422               1.65                   1.65             .41
 Year ended 3/31/2001                            (28.53)          321               1.61                   1.61            1.40
 Period from 3/15/2000 to 3/31/2000                3.48            30                .07                    .07             .06
Class C:
 Six months ended 9/30/2004 (5)                   (1.76)        1,123               1.67 (6)               1.67 (6)         .97 (6)
 Year ended 3/31/2004                             55.76           939               1.70                   1.70             .19
 Year ended 3/31/2003                            (23.80)          275               1.74                   1.74             .19
 Year ended 3/31/2002                             (3.53)          178               1.77                   1.77             .22
 Period from 3/15/2001 to 3/31/2001               (1.07)           10                .08                    .08             .18
Class F:
 Six months ended 9/30/2004 (5)                   (1.40)        2,890                .91 (6)                .90 (6)        1.74 (6)
 Year ended 3/31/2004                             57.02         2,449                .92                    .92             .97
 Year ended 3/31/2003                            (23.21)          861                .94                    .94            1.00
 Year ended 3/31/2002                             (2.71)          580                .95                    .95             .98
 Period from 3/15/2001 to 3/31/2001               (1.03)            7                .05                    .05             .22
Class 529-A:
 Six months ended 9/30/2004 (5)                   (1.37)          132                .91 (6)                .91 (6)        1.72 (6)
 Year ended 3/31/2004                             57.00           104                .91                    .91             .98
 Year ended 3/31/2003                            (23.22)           33                .94                    .94             .98
 Period from 2/15/2002 to 3/31/2002                4.88             4                .13                    .13             .42
Class 529-B:
 Six months ended 9/30/2004 (5)                   (1.82)           29               1.81 (6)               1.80 (6)         .84 (6)
 Year ended 3/31/2004                             55.61            24               1.83                   1.83             .06
 Year ended 3/31/2003                            (23.91)            8               1.86                   1.86             .07
 Period from 2/19/2002 to 3/31/2002                6.77             1                .20                    .20             .29
Class 529-C:
 Six months ended 9/30/2004 (5)                   (1.82)           61               1.79 (6)               1.79 (6)         .85 (6)
 Year ended 3/31/2004                             55.66            50               1.82                   1.82             .07
 Year ended 3/31/2003                            (23.88)           15               1.84                   1.84             .08
 Period from 2/15/2002 to 3/31/2002                4.77             1                .22                    .22             .35
Class 529-E:
 Six months ended 9/30/2004 (5)                   (1.56)            8               1.26 (6)               1.26 (6)        1.38 (6)
 Year ended 3/31/2004                             56.45             7               1.28                   1.28             .61
 Year ended 3/31/2003                            (23.48)            2               1.30                   1.30             .66
 Period from 3/7/2002 to 3/31/2002                 (.36)            - (7)            .09                    .09             .23
Class 529-F:
 Six months ended 9/30/2004 (5)                   (1.43)            8               1.01 (6)               1.01 (6)        1.63 (6)
 Year ended 3/31/2004                             56.79             6               1.02                   1.02             .82
 Period from 9/16/2002 to 3/31/2003               (7.57)            1               1.05 (6)               1.05 (6)        1.31 (6)




Financial highlights (1)                                            (continued)




                                                                           Ratio of expenses         Ratio of expenses    Ratio of
                                                          Net assets,         to average net            to average net  net income
                                                  Total end of period          assets before              assets after  to average
                                                 return  (in millions)  reimbursement/waiver  reimbursement/waiver (4)  net assets
Class R-1:
 Six months ended 9/30/2004 (5)                   (1.76)%         $12               1.75% (6)              1.70% (6)        .90% (6)
 Year ended 3/31/2004                             55.72             8               1.82                   1.71             .15
 Period from 6/17/2002 to 3/31/2003              (20.56)            1               2.84 (6)               1.73 (6)         .32 (6)
Class R-2:
 Six months ended 9/30/2004 (5)                   (1.76)          237               1.95 (6)               1.66 (6)         .96 (6)
 Year ended 3/31/2004                             55.78           174               2.08                   1.67             .17
 Period from 5/31/2002 to 3/31/2003              (23.80)           29               2.33 (6)               1.70 (6)         .53 (6)
Class R-3:
 Six months ended 9/30/2004 (5)                   (1.56)        1,498               1.27 (6)               1.26 (6)        1.33 (6)
 Year ended 3/31/2004                             56.46         1,052               1.29                   1.29             .51
 Period from 5/21/2002 to 3/31/2003              (24.40)           63               1.35 (6)               1.31 (6)         .87 (6)
Class R-4:
 Six months ended 9/30/2004 (5)                   (1.38)        1,628                .90 (6)                .90 (6)        1.71 (6)
 Year ended 3/31/2004                             57.00         1,106                .92                    .92             .92
 Period from 6/7/2002 to 3/31/2003               (21.87)           76                .96 (6)                .96 (6)        1.27 (6)
Class R-5:
 Six months ended 9/30/2004 (5)                   (1.21)        3,038                .60 (6)                .59 (6)        2.05 (6)
 Year ended 3/31/2004                             57.49         2,473                .61                    .61            1.27
 Period from 5/15/2002 to 3/31/2003              (23.71)          782                .63 (6)                .63 (6)        1.31 (6)


                                                            Six months ended
                                                               September 30,                      Year ended March 31
                                                                     2004(5)         2004       2003     2002       2001     2000

Portfolio turnover rate for all classes of shares                       13%           25%        29%      27%        37%      29%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the six months ended 9/30/2004, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements



EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table below to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account         Ending accoung          Expenses paid       Annualized
                                                  value 4/1/2004        value 9/30/2004       during period(1)    expense ratio

Class A -- actual return                         $      1,000.00             $   986.36                 $ 4.18             .84%
Class A -- assumed 5% return                            1,000.00               1,020.86                   4.26             .84
Class B -- actual return                                1,000.00                 982.81                   7.85            1.58
Class B -- assumed 5% return                            1,000.00               1,017.15                   7.99            1.58
Class C -- actual return                                1,000.00                 982.41                   8.30            1.67
Class C -- assumed 5% return                            1,000.00               1,016.70                   8.44            1.67
Class F -- actual return                                1,000.00                 986.01                   4.48             .90
Class F -- assumed 5% return                            1,000.00               1,020.56                   4.56             .90
Class 529-A -- actual return                            1,000.00                 986.31                   4.53             .91
Class 529-A -- assumed 5% return                        1,000.00               1,020.51                   4.61             .91
Class 529-B -- actual return                            1,000.00                 981.79                   8.94            1.80
Class 529-B -- assumed 5% return                        1,000.00               1,016.04                   9.10            1.80
Class 529-C -- actual return                            1,000.00                 981.79                   8.89            1.79
Class 529-C -- assumed 5% return                        1,000.00               1,016.09                   9.05            1.79
Class 529-E -- actual return                            1,000.00                 984.39                   6.27            1.26
Class 529-E -- assumed 5% return                        1,000.00               1,018.75                   6.38            1.26
Class 529-F -- actual return                            1,000.00                 985.70                   5.03            1.01
Class 529-F -- assumed 5% return                        1,000.00               1,020.00                   5.11            1.01
Class R-1 -- actual return                              1,000.00                 982.45                   8.45            1.70
Class R-1 -- assumed 5% return                          1,000.00               1,016.55                   8.59            1.70
Class R-2 -- actual return                              1,000.00                 982.41                   8.25            1.66
Class R-2 -- assumed 5% return                          1,000.00               1,016.75                   8.39            1.66
Class R-3 -- actual return                              1,000.00                 984.35                   6.27            1.26
Class R-3 -- assumed 5% return                          1,000.00               1,018.75                   6.38            1.26
Class R-4 -- actual return                              1,000.00                 986.23                   4.48             .90
Class R-4 -- assumed 5% return                          1,000.00               1,020.56                   4.56             .90
Class R-5 -- actual return                              1,000.00                 987.91                   2.94             .59
Class R-5 -- assumed 5% return                          1,000.00               1,022.11                   2.99             .59

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in EuroPacific Growth Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM. COLLEGEAMERICA IS SPONSORED BY THE VIRGINIA COLLEGE SAVINGS PLAN.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete portfolio of EuroPacific Growth Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of EuroPacific Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

THE RIGHT CHOICE FOR THE LONG TERM(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
>  EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-916-1104P

Litho in USA BG/GRS/8082-S1934

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

EUROPACIFIC GROWTH FUND
Investment portfolio
September 30, 2004                                                   unaudited

                                                                                                                    Market value
COMMON STOCKS -- 90.41%                                                                                  Shares            (000)

FINANCIALS -- 18.37%
HSBC Holdings PLC (Hong Kong)                                                                        18,422,589         $293,015
HSBC Holdings PLC (United Kingdom)                                                                   17,107,944          271,806
Mitsui Sumitomo Insurance Co., Ltd.                                                                  63,363,000          523,990
ING Groep NV                                                                                         20,631,854          520,947
Kookmin Bank(1)                                                                                      13,354,720          422,919
ABN AMRO Holding NV                                                                                  16,723,294          380,073
UFJ Holdings, Inc.(1)                                                                                    82,791          363,792
Societe Generale                                                                                      4,092,000          362,286
Bayerische Hypo- und Vereinsbank AG(1)                                                               17,906,700          343,998
Royal Bank of Scotland Group PLC                                                                      9,170,000          265,133
Shinhan Financial Group Co., Ltd.                                                                    12,570,230          217,331
Brascan Corp., Class A                                                                                6,079,100          183,936
Allianz AG                                                                                            1,773,335          178,685
DnB NOR ASA                                                                                          22,257,000          176,409
DEPFA BANK PLC                                                                                       12,890,000          175,868
HBOS PLC                                                                                             12,505,955          169,012
ORIX Corp.                                                                                            1,497,000          153,895
ORIX Corp. (ADR)                                                                                        189,600            9,654
Millea Holdings, Inc.                                                                                    12,513          161,649
Sompo Japan Insurance Inc.                                                                           18,399,000          156,338
Lloyds TSB Group PLC                                                                                 19,856,300          155,218
Housing Development Finance Corp. Ltd.                                                               10,667,500          142,272
Housing Development Finance Corp. Ltd.(2)                                                               940,000           12,537
Bank of Nova Scotia                                                                                   5,200,000          152,468
PartnerRe Holdings Ltd.                                                                               2,617,850          143,170
Westpac Banking Corp.                                                                                11,000,000          141,787
Chinatrust Financial Holding Co. Ltd.                                                               131,265,564          141,428
QBE Insurance Group Ltd.                                                                             12,998,804          123,797
Mitsubishi Estate Co., Ltd.                                                                          11,830,000          123,767
National Savings and Commercial Bank Ltd. (GDR)                                                       2,750,000          121,687
Hongkong Land Holdings Ltd.                                                                          60,363,300          118,916
AIFUL Corp.                                                                                           1,159,450          114,025
Westfield Group(1)                                                                                   10,201,240          112,802
Sumitomo Mitsui Financial Group, Inc.                                                                    19,600          112,336
Promise Co., Ltd.                                                                                     1,675,250          109,885
Credit Agricole SA                                                                                    4,000,000          109,150
Fubon Financial Holding Co., Ltd.                                                                    91,448,000           83,991
Investor AB, Class B                                                                                  7,650,000           81,457
Sun Hung Kai Properties Ltd.                                                                          8,150,000           76,835
Fairfax Financial Holdings Ltd.                                                                         500,000           62,292
Mizuho Financial Group, Inc.                                                                             15,840           59,659
NIPPONKOA Insurance Co., Ltd.                                                                        10,217,000           57,350
Commonwealth Bank of Australia                                                                        2,480,000           54,431
Deutsche Bank AG                                                                                        672,000           48,323
Allied Irish Banks, PLC                                                                               2,550,000           42,777
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                  1,640,000           39,737
Svenska Handelsbanken Group, Class A                                                                  1,820,000           38,133
Malayan Banking Bhd.                                                                                 13,150,300           38,067
Cathay Financial Holding Co., Ltd.                                                                   16,619,000           31,310
T&D Holdings, Inc.(1)                                                                                   652,200           28,599
St. George Bank Ltd.                                                                                  1,489,556           23,662
First Pacific Co. Ltd.(1)                                                                            66,324,000           18,503
Security Capital European Realty(1),(2),(3)                                                             206,288            3,486
                                                                                                                       8,054,593

CONSUMER DISCRETIONARY -- 13.66%
News Corp. Ltd., preferred                                                                           38,551,725          304,935
News Corp. Ltd., preferred (ADR)                                                                      2,113,400           66,213
News Corp. Ltd. (ADR)                                                                                 1,477,300           48,559
News Corp. Ltd.                                                                                       3,987,086           33,073
Honda Motor Co., Ltd.                                                                                 8,205,100          398,610
Cie. Financiere Richemont AG, units, Class A                                                         13,491,772          374,140
Continental AG                                                                                        6,758,800          367,602
Suzuki Motor Corp.                                                                                   18,215,000          298,778
Toyota Motor Corp.                                                                                    7,512,600          288,420
Industria de Diseno Textil, SA                                                                       11,056,468          273,401
Grupo Televisa, SA, ordinary participation certificates (ADR)                                         4,413,400          232,719
Bayerische Motoren Werke AG                                                                           5,174,000          212,807
Dixons Group PLC                                                                                     65,779,418          203,476
Kingfisher PLC                                                                                       35,269,098          196,952
FAST RETAILING CO., LTD.                                                                              2,838,100          193,389
Fuji Heavy Industries Ltd.                                                                           36,757,000          186,260
Reed Elsevier PLC                                                                                    20,980,000          184,336
Mediaset SpA                                                                                         10,780,200          122,435
Mediaset SpA(2)                                                                                       4,138,700           47,005
Daito Trust Construction Co., Ltd.                                                                    4,000,000          162,300
Hyundai Motor Co.                                                                                     3,381,120          155,984
Renault SA                                                                                            1,775,000          145,240
Koninklijke Philips Electronics NV                                                                    6,110,000          140,002
Marui Co., Ltd.                                                                                      10,179,200          128,259
Thomson Corp.                                                                                         3,270,000          113,887
Daiwa House Industry Co., Ltd.                                                                       10,331,000          101,223
Pearson PLC                                                                                           9,037,272           96,758
Publishing & Broadcasting Ltd.                                                                        9,272,253           92,351
WPP Group PLC                                                                                         9,900,000           92,275
LG Electronics Inc.                                                                                   1,595,000           91,737
NEXT PLC                                                                                              2,995,000           88,602
British Sky Broadcasting Group PLC                                                                    9,973,815           86,594
Elsevier NV                                                                                           6,333,900           81,617
Shinsegae Co., Ltd.                                                                                     295,910           78,798
Sekisui House, Ltd.                                                                                   7,613,000           72,861
DaimlerChrysler AG                                                                                    1,484,600           61,246
Yamada Denki Co., Ltd.                                                                                1,386,000           47,915
Sony Corp.                                                                                              869,700           29,750
Nippon Television Network Corp.                                                                         180,790           27,401
Hilton Group PLC                                                                                      4,129,039           20,701
Metropole Television                                                                                    770,000           20,610
Volkswagen AG, nonvoting preferred                                                                      350,000            9,529
Kesa Electricals PLC                                                                                  1,419,851            7,279
Antena 3 Television, SA(1)                                                                               16,163              962
KirchMedia GmbH & Co. KGaA, nonvoting(1),(2),(3)                                                      3,430,000                0
TI Automotive Ltd., Class A(1),(3)                                                                    3,197,300               --
                                                                                                                       5,986,991

TELECOMMUNICATION SERVICES -- 13.34%
Vodafone Group PLC                                                                                  359,665,890          861,702
France Telecom, SA                                                                                   23,873,000          595,071
Telefonica, SA                                                                                       35,918,705          537,823
Royal KPN NV                                                                                         61,231,300          458,799
KDDI Corp.                                                                                               79,948          389,121
KT Corp. (ADR)                                                                                       10,687,880          193,130
KT Corp.                                                                                              3,807,590          123,226
SK Telecom Co., Ltd. (ADR)                                                                           15,568,650          302,810
America Movil SA de CV, Series L (ADR)                                                                6,337,600          247,357
America Movil SA de CV, Series L                                                                      7,180,000           14,026
Telekom Austria AG                                                                                   17,878,426          250,593
Deutsche Telekom AG(1)                                                                               13,266,900          246,293
Telefonos de Mexico, SA de CV, Class L (ADR)                                                          7,030,000          226,858
Telefonos de Mexico, SA de CV, Class L                                                                7,180,000           11,597
Telenor ASA                                                                                          30,999,726          236,475
Portugal Telecom, SGPS, SA                                                                           15,795,000          174,090
Telecom Italia SpA, nonvoting                                                                        73,700,000          169,422
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                             289,867,200          131,499
China Unicom Ltd.                                                                                   149,628,000          117,074
BT Group PLC                                                                                         30,000,000           97,691
China Mobile (Hong Kong) Ltd.                                                                        32,000,000           97,278
BCE Inc.                                                                                              3,973,796           85,928
Philippine Long Distance Telephone Co. (ADR)(1)                                                       2,936,764           73,537
Singapore Telecommunications Ltd.                                                                    44,661,500           62,089
Swisscom AG                                                                                             160,770           55,874
COSMOTE Mobile Telecommunications SA                                                                  2,000,000           33,003
CESKY TELECOM, AS                                                                                     2,124,160           28,230
Telecom Corp. of New Zealand Ltd.                                                                     6,880,000           27,454
                                                                                                                       5,848,050

HEALTH CARE -- 9.69%
Sanofi-Aventis                                                                                       14,055,887        1,020,005
AstraZeneca PLC (Sweden)                                                                             11,756,617          486,198
AstraZeneca PLC (United Kingdom)                                                                      4,863,000          199,542
Novo Nordisk A/S, Class B                                                                            10,165,650          556,947
UCB NV                                                                                                7,294,700          388,591
Elan Corp., PLC (ADR)(1)                                                                             14,879,200          348,173
Shionogi & Co., Ltd.                                                                                 17,546,000          252,048
Novartis AG                                                                                           4,613,960          215,533
Chugai Pharmaceutical Co., Ltd.                                                                      14,744,600          213,147
Roche Holding AG                                                                                      1,970,000          203,973
ALTANA AG                                                                                             1,720,000          100,131
H. Lundbeck A/S                                                                                       5,025,140           91,072
Essilor                                                                                               1,320,000           84,882
Smith & Nephew PLC                                                                                    4,380,000           40,309
Ranbaxy Laboratories Ltd.                                                                             1,038,000           24,702
Coloplast A/S, Class B                                                                                  207,800           20,097
                                                                                                                       4,245,350

INFORMATION TECHNOLOGY -- 8.08%
Hon Hai Precision Industry Co., Ltd.                                                                 93,100,609      $   320,659
Rohm Co., Ltd.                                                                                        2,921,000          294,438
Taiwan Semiconductor Manufacturing Co. Ltd.                                                         228,579,895          291,360
Samsung Electronics Co., Ltd.                                                                           675,980          268,982
Murata Manufacturing Co., Ltd.                                                                        5,442,600          262,425
Hoya Corp.                                                                                            2,314,000          243,147
Canon, Inc.                                                                                           4,300,000          202,638
Tokyo Electron Ltd.                                                                                   4,058,000          198,248
Hirose Electric Co., Ltd.                                                                             1,830,000          167,317
Konica Minolta Holdings, Inc.                                                                        10,765,000          147,588
STMicroelectronics NV                                                                                 6,850,000          118,144
Ricoh Co., Ltd.                                                                                       5,885,000          111,093
TDK Corp.                                                                                             1,600,000          106,841
Advanced Semiconductor Engineering, Inc.(1)                                                         156,614,686          104,195
Samsung Electro-Mechanics Co., Ltd.(1)                                                                3,734,600           95,717
SAP AG                                                                                                  560,000           87,052
Fujitsu Ltd.                                                                                         14,000,000           81,132
T-Online International AG(1)                                                                          6,950,000           75,479
NEC Corp.                                                                                            11,506,600           68,986
Oki Electric Industry Co., Ltd.(1)                                                                   21,500,000           66,699
Mediatek Incorporation                                                                                9,525,699           63,935
Yokogawa Electric Corp.                                                                               5,250,000           60,514
ASML Holding NV(1)                                                                                    2,500,000           32,183
Check Point Software Technologies Ltd.(1)                                                             1,700,000           28,849
Nippon Electric Glass Co., Ltd.                                                                         900,000           20,060
Samsung SDI Co., Ltd.                                                                                   199,970           19,719
Yahoo Japan Corp.(1)                                                                                        660            2,942
Yahoo Japan Corp.(1),(3),(4)                                                                                660            2,942
                                                                                                                       3,543,284

CONSUMER STAPLES -- 7.34%
Nestle SA                                                                                             2,420,000          555,518
Koninklijke Ahold NV(1)                                                                              61,513,332          392,883
Unilever PLC                                                                                         31,915,989          260,041
Orkla AS                                                                                              8,263,142          228,766
AEON CO., LTD.                                                                                        7,157,000          115,507
AEON CO., LTD.(1),(3),(4)                                                                             6,657,000          107,437
Wal-Mart de Mexico, SA de CV, Series V                                                               57,417,859          195,059
Groupe Danone                                                                                         2,378,000          187,045
Unilever NV                                                                                           3,179,800          183,020
Heineken NV                                                                                           5,592,187          168,440
Uni-Charm Corp.                                                                                       1,994,900           99,092
Woolworths Ltd.                                                                                       9,700,454           96,051
Southcorp Ltd.(1)                                                                                    37,200,000           91,140
Coca-Cola HBC SA                                                                                      4,184,583           90,164
Diageo PLC                                                                                            6,000,000           75,000
Swedish Match AB                                                                                      6,688,799           70,762
Gallaher Group PLC                                                                                    5,550,866           64,660
Royal Numico NV(1)                                                                                    1,799,600           57,336
Nissin Food Products Co., Ltd.                                                                        1,750,000           43,065
Foster's Group Ltd.                                                                                  11,424,514           39,286
Shiseido Co., Ltd.                                                                                    3,140,000           38,707
Coles Myer Ltd.                                                                                       4,955,689           33,686
Coca-Cola FEMSA, SA de CV, Series L                                                                  13,500,000           26,514
                                                                                                                       3,219,179

ENERGY -- 7.18%
"Shell" Transport and Trading Co., PLC                                                               45,620,000      $   335,126
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                    2,175,000           96,809
Royal Dutch Petroleum Co.                                                                             2,400,000          123,673
Royal Dutch Petroleum Co. (New York registered)                                                       1,000,000           51,600
Canadian Natural Resources, Ltd.                                                                     11,025,400          441,821
Norsk Hydro ASA                                                                                       5,370,000          391,656
Norsk Hydro ASA (ADR)                                                                                   250,000           18,310
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                         9,110,250          321,136
SK Corp.                                                                                              6,140,000          283,262
Petro-Canada                                                                                          4,300,000          224,315
Oil & Natural Gas Corp. Ltd.                                                                         12,267,400          200,348
TOTAL SA                                                                                                876,100          178,537
MOL Magyar Olaj- es Gazipari Rt., Class A                                                             2,934,140          143,625
Nexen Inc.                                                                                            2,385,184           99,840
ENI SpA                                                                                               4,250,000           95,307
Sasol Ltd.                                                                                            4,700,000           88,105
BG Group PLC                                                                                          4,570,000           30,715
Reliance Industries Ltd.                                                                              2,120,000           23,931
                                                                                                                       3,148,116

MATERIALS -- 5.56%
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                     15,486,900          347,991
Cia. Vale do Rio Doce, preferred nominative, Class A                                                 15,095,400          289,240
L'Air Liquide                                                                                         1,111,367          174,418
Nitto Denko Corp.                                                                                     3,777,900          174,254
AngloGold Ashanti Ltd.                                                                                3,470,600          134,557
BHP Billiton PLC                                                                                     12,000,000          126,413
Potash Corp. of Saskatchewan Inc.                                                                     1,894,000          121,538
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                     4,284,545          120,567
Sappi Ltd.                                                                                            7,861,000          111,896
POSCO                                                                                                   640,000           95,361
BASF AG                                                                                               1,425,000           84,020
Harmony Gold Mining Co. Ltd.                                                                          5,650,000           77,436
UPM-Kymmene Corp.                                                                                     4,000,000           76,196
WMC Resources Ltd                                                                                    18,906,769           73,674
Stora Enso Oyj, Class R                                                                               5,394,843           72,936
Siam Cement PCL                                                                                      10,700,000           68,799
Gold Fields Ltd.                                                                                      4,351,500           59,233
Holcim Ltd.                                                                                           1,028,571           54,363
Ivanhoe Mines Ltd.(1)                                                                                 7,891,400           44,460
Yara International ASA(1)                                                                             3,851,605           40,990
Yara International ASA (ADR)(1)                                                                          73,500              790
Boral Ltd.                                                                                            7,612,414           38,131
Rio Tinto PLC                                                                                         1,010,300           27,198
Abitibi-Consolidated Inc.                                                                             3,600,000           22,711
Xstrata PLC                                                                                                 100                2
                                                                                                                       2,437,174

INDUSTRIALS -- 3.81%
Asahi Glass Co., Ltd.                                                                                38,439,000          350,749
FANUC LTD                                                                                             3,790,000          199,982
Adecco SA                                                                                             2,400,000          119,432
Wesfarmers Ltd.                                                                                       4,637,182          107,879
Mitsubishi Corp.                                                                                      9,500,000          102,934
Marubeni Corp.                                                                                       35,300,000           93,774
Yamato Transport Co., Ltd.                                                                            6,720,000           92,742
Ryanair Holdings PLC (ADR)(1)                                                                         2,672,900           78,049
Ryanair Holdings PLC(1)                                                                                 519,200            2,594
Toto Ltd                                                                                              8,100,000           70,521
Metso Oyj                                                                                             5,000,000           64,180
Tostem Inax Holding Corp.                                                                             2,808,000           51,475
Volvo AB, Class B                                                                                     1,382,900           48,830
Bharat Heavy Electricals Ltd.                                                                         3,664,125           45,849
Vedior NV                                                                                             2,911,673           45,045
Qantas Airways Ltd.                                                                                  13,617,146           34,154
Johnson Electric Holdings Ltd.                                                                       33,659,500           33,028
Brambles Industries Ltd.                                                                              6,234,136           32,088
Societe Nationale d'Etude et de Construction de Moteurs d'Aviation(1)                                 1,500,000           30,568
Bombardier Inc., Class B                                                                             10,700,000           24,708
Matsushita Electric Works, Ltd.                                                                       2,515,000           19,929
Brambles Industries PLC                                                                               3,000,000           13,954
Securitas AB, Class B                                                                                   549,900            7,329
                                                                                                                       1,669,793

UTILITIES -- 2.61%
National Grid Transco PLC                                                                            35,941,000          303,579
E.ON AG                                                                                               3,655,000          269,777
Scottish Power PLC                                                                                   34,803,300          266,385
Gas Natural SDG, SA                                                                                   5,610,000          138,723
Hong Kong and China Gas Co. Ltd.                                                                     50,000,000           93,315
Korea Electric Power Corp.                                                                            3,915,960           73,998
                                                                                                                       1,145,777

MISCELLANEOUS -- 0.77%
Other common stocks in initial period of acquisition                                                                     339,036


TOTAL COMMON STOCKS (cost: $33,101,337,000)                                                                           39,637,343


RIGHTS AND WARRANTS -- 0.02%

FINANCIALS -- 0.02%
ING Groep NV, warrants, expire 2008(1)                                                                1,730,000            6,406



TOTAL RIGHTS AND WARRANTS (cost: $46,430,000)                                                                              6,406



                                                                                                      Shares or
CONVERTIBLE SECURITIES -- 0.09%                                                                principal amount

FINANCIALS -- 0.09%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023(2)                                $20,000,000           19,725
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                   1,002,000,000           18,391
                                                                                                                          38,116


TOTAL CONVERTIBLE SECURITIES (cost: $29,115,000)                                                                          38,116

                                                                                                                       unaudited

                                                                                               Principal amount     Market value
SHORT-TERM SECURITIES -- 9.63%                                                                            (000)            (000)

U.S. Treasury Bills 1.44%-1.485% due 11/4-11/18/2004                                                   $185,000         $184,693
Dexia Delaware LLC 1.565%-1.71% due 10/25-11/1/2004                                                     150,000          149,811
Canadian Imperial Bank of Commerce 1.69%-1.79% due 11/10-11/23/2004                                     125,000          124,995
Spintab AB (Swedmortgage) 1.56%-1.72% due 10/12-11/9/2004                                               125,000          124,853
KfW International Finance Inc. 1.49%-1.60% due 10/19-11/3/2004(2)                                       125,000          124,829
BNP Paribas Finance Inc. 1.51%-1.80% due 10/1-11/30/2004                                                125,000          124,824
Barclays U.S. Funding Corp. 1.715%-1.80% due 11/8-11/23/2004                                            125,000          124,724
Stadshypotek Delaware Inc. 1.60% due 10/25/2004(2)                                                       50,000           49,944
Svenska Handelsbanken 1.72%-1.79% due 12/2-12/8/2004                                                     75,000           74,748
HBOS Treasury Services PLC 1.52%-1.655% due 10/8-11/19/2004                                             115,000          114,826
ANZ (Delaware) Inc. 1.63%-1.73% due 11/10/2004                                                           50,000           49,902
ANZ National (Int'l) Ltd. 1.59%-1.61% due 10/28-10/29/2004(2)                                            60,000           59,923
J.P. Morgan Chase & Co. 1.57%-1.74% due 10/21/2004                                                       75,000           74,930
Park Avenue Receivables Corp., LLC 1.56%-1.75% due 10/4/2004(2)                                          25,000           24,996
ABN AMRO North America Finance Inc. 1.60% due 10/27/2004                                                 45,000           44,945
Amsterdam Funding Corp. 1.61%-1.62% due 10/6-10/14/2004(2)                                               55,000           54,974
Royal Bank of Scotland PLC 1.61%-1.80% due 10/14-11/22/2004                                             100,000           99,903
American Honda Finance Corp. 1.55%-1.76% due 10/6-11/16/2004                                            100,000           99,845
CAFCO, LLC 1.58%-1.76% due 10/14-11/22/2004(2)                                                          100,000           99,835
Bank of Nova Scotia 1.54%-1.73% due 10/5-11/16/2004                                                     100,000           99,822
Abbey National North America LLC 1.56%-1.73% due 10/8-11/18/2004                                        100,000           99,807
Lloyds Bank PLC 1.56%-1.79% due 10/18-11/30/2004                                                        100,000           99,803
Rabobank USA Financial Corp. 1.695%-1.80% due 11/15-11/29/2004                                          100,000           99,737
Danske Corp. 1.62%-1.80% due 11/17-12/9/2004                                                            100,000           99,700
Freddie Mac 1.59%-1.63% due 10/28-11/3/2004                                                              99,500           99,367
CBA (Delaware) Finance Inc. 1.50%-1.72% due 10/12-12/3/2004                                              97,000           96,760
Toronto-Dominion Bank 1.70%-1.72% due 11/9-11/17/2004                                                    90,000           89,995
CDC Commercial Paper Corp. 1.55%-1.74% due 10/26-11/23/2004(2)                                           80,200           80,058
Societe Generale 1.60%-1.61% due 10/22-10/26/2004                                                        80,000           80,000
Shell Finance (U.K.) PLC 1.60%-1.70% due 10/29-11/10/2004                                                79,300           79,178
International Bank for Reconstruction and Development 1.52%-1.61% due
   10/12-11/30/2004                                                                                      76,600           76,434
Thunder Bay Funding, LLC 1.58%-1.61% due 10/7-10/15/2004(2)                                              55,578           55,550
Old Line Funding LLC 1.72% 11/12/2004(2)                                                                 20,209           20,167
Bank of Ireland 1.66%-1.72% due 11/5-11/15/2004(2)                                                       75,000           74,853
Bank of America Corp. 1.62% due 10/28/2004                                                               50,000           49,937
Ranger Funding Co. LLC 1.80% due 12/6/2004(2)                                                            25,000           24,913
Federal Home Loan Bank 1.54%-1.68% due 10/13-11/19/2004                                                  70,500           70,361
FCAR Owner Trust I 1.57%-1.84% due 10/19-12/7/2004                                                       70,000           69,811
ING (U.S.) Funding LLC 1.695%-1.71% due 11/9-11/29/2004                                                  68,000           67,848
Procter & Gamble Co. 1.46%-1.50% due 10/7-10/15/2004(2)                                                  66,200           66,167
Coca-Cola Co. 1.56% due 10/25/2004                                                                       48,300           48,246
Coca-Cola Co. 1.50% due 10/22/2004(5)                                                                    16,400           16,384
UBS Finance (Delaware) LLC 1.46%-1.88% due 10/1-10/20/2004                                               63,500           63,472
Total Capital SA 1.68%-1.73% due 11/29/2004(2)                                                           59,000           58,822
Pfizer Inc 1.62%-1.73% due 10/19-11/8/20042                                                              50,000           49,927
Toyota Motor Credit Corp. 1.62% due 11/1/2004                                                            50,000           49,927
Nestle Capital Corp. 1.56% due 11/3/2004(2)                                                              50,000           49,923
BMW U.S. Capital Corp. 1.76% due 11/22/2004(2)                                                           30,000           29,922
BMW U.S. Capital Corp. 1.45% due 10/7/2004                                                               20,000           19,994
Caisse d'Amortissement de la Dette Sociale 1.74% due 11/15/2004                                          50,000           49,889
Edison Asset Securitization LLC 1.64% due 11/16/2004(2)                                                  50,000           49,883
Westpac Trust Securities NZ Ltd. 1.63% due 11/19/2004                                                    50,000           49,875
Credit Lyonnais N.A. Inc. 1.80% due 11/29/2004                                                           50,000           49,848
Wells Fargo & Co. 1.60% due 10/13/2004                                                                   41,600           41,600
DaimlerChrysler Revolving Auto Conduit LLC 1.70%-1.72% due 10/13/2004                                    40,000           39,975
Wal-Mart Stores Inc. 1.60% due 11/2/2004(2),(5)                                                          37,200           37,144
IBM Capital Inc. 1.51% due 10/7/2004(2)                                                                  35,000           34,990
Fannie Mae 1.54% due 10/1/2004                                                                           25,000           24,999
European Investment Bank 1.565% due 10/27/2004                                                           25,000           24,970
Sony Capital Corp. 1.67% due 11/24/2004(2)                                                               25,000           24,930


TOTAL SHORT-TERM SECURITIES (cost: $4,222,706,000)                                                                     4,222,488


TOTAL INVESTMENT SECURITIES (cost: $37,399,588,000)                                                                   43,904,353
New Taiwanese Dollar (cost: $13,667,000)                                                             NT$462,060           13,602
Other assets less liabilities                                                                                            (77,675)

NET ASSETS                                                                                                           $43,840,280

Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,154,503,000, which represented 2.63% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) This security has been authorized but has not yet been issued.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EuroPacific Growth Fund


By /s/ Mark E. Denning
-------------------------------------------------------
Mark E. Denning, President and PEO

Date: December 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ Mark E. Denning
   -----------------------------------------------------
      Mark E. Denning, President and PEO

Date: December 8, 2004



By   /s/ R. Marcia Gould
   --------------------------------------------------------
      R. Marcia Gould, Treasurer and PFO

Date: December 8, 2004